INTERNATIONAL FINANCING PROGRAMS (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2018 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($) installment	Jun. 30, 2021 installment
Disclosure of detailed information about financial instruments [line items]
Term				3 years
Number of installments cancelled | installment						2	2
Non-Guaranteed Senior Syndicated Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 80,000,000
Term		3 years
Borrowings, interest rate basis		3.40
Repayments of borrowings, classified as financing activities	$ 20,000,000
Borrowings						$ 20,000,000
Tranche A [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount				$ 40,000,000	$ 35,000
Tranche A [member] | Three year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount				$ 35,000,000
Tranche A [member] | Five year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Term				5 years
Tranche loan amount				$ 5,000,000
Tranche B [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount			$ 93,500
Tranche B [member] | Year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount			$ 40,000
Tranche B [member] | Two and half year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Term			2 years 6 months
Tranche loan amount			$ 53,500